Schedule of Conversion Adjustments Impacting the Consolidated Balance Sheet (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Accounts receivable, net	$ 2,217,770	$ 2,394,542	$ 2,530,058
Property and equipment, net	25,975,460	26,042,616	21,887,587
Right of use assets, net	1,978,458	2,439,888	2,447,069
Intangible assets, net	2,458,151	2,232,153	3,051,000
Liabilities and Stockholders’ Equity:
Accounts payable and other accrued liabilities	6,937,887	6,613,793	6,985,617
Lease liabilities, short term	309,608	302,736	208,624
Lease liabilities, net of current portion	1,852,189	2,282,743	2,349,650
Notes payable, net of current	9,813,676	9,246,547	8,062,890
Derivative liabilities, long term	4,902,786	9,007,907	1,094,316
Share capital			94,667,939
Accumulated deficit	$ (124,414,858)	$ (121,747,435)	(97,125,921)
International Financial Reporting Standards [Member]
Assets:
Accounts receivable, net			2,441,490
Property and equipment, net			23,856,852
Right of use assets, net
Intangible assets, net			3,390,000
Liabilities and Stockholders’ Equity:
Accounts payable and other accrued liabilities			6,924,900
Lease liabilities, short term			175,858
Lease liabilities, net of current portion			2,104,789
Notes payable, net of current			11,210,000
Derivative liabilities, long term			147,667
Share capital			91,815,797
Accumulated deficit			(96,363,268)
Adjustments [Member]
Assets:
Accounts receivable, net			88,568
Property and equipment, net			(1,969,265)
Right of use assets, net			2,447,069
Intangible assets, net			(339,000)
Total conversion adjustments aseets			227,372
Liabilities and Stockholders’ Equity:
Accounts payable and other accrued liabilities			60,717
Lease liabilities, short term			32,766
Lease liabilities, net of current portion			244,861
Notes payable, net of current			(3,147,110)
Derivative liabilities, long term			946,649
Share capital			2,852,142
Accumulated deficit			(762,653)
Conversion adjustments aiabilities and stockholders equity			$ 227,372